Portfolio summary of trading derivative and used as hedge (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Swap Differentials Receivable	R$ 7,641,355	R$ 14,729,642	R$ 14,634,863
Option Premiums to Exercise	1,385,889	4,974,618	1,065,753
Forward Contracts and Others	12,112,679	6,543,254	3,120,284
Trading Derivative And Used As Hedge Assets Total	21,139,923	26,247,514	18,820,900
Trading Derivative And Used As Hedge Liabilities Total	8,538,705		20,805,143
Swap Differentials Payable		18,327,611	16,458,397
Option Premiums Launched	2,256,244	4,926,994	1,699,729
Trading Derivative And Used As Hedge Liabilities Forward Contracts And Others	13,824,032	6,102,227	2,647,017
[custom:TradingDerivativeAndUsedAsHedgeLiabilitiesTotal1-0]	R$ 24,618,981	29,356,832
Previously stated [member]
IfrsStatementLineItems [Line Items]
Swap Differentials Receivable		14,729,642	14,634,863
Option Premiums to Exercise		4,974,618	1,065,753
Forward Contracts and Others		9,166,360	4,745,118
Trading Derivative And Used As Hedge Assets Total		28,870,620	20,445,734
Trading Derivative And Used As Hedge Liabilities Total		18,327,611	16,458,397
Option Premiums Launched		4,926,994	1,699,729
Trading Derivative And Used As Hedge Liabilities Forward Contracts And Others		8,725,333	4,271,851
[custom:TradingDerivativeAndUsedAsHedgeLiabilitiesTotal1-0]		31,979,938	22,429,977
Adjustment [Member]
IfrsStatementLineItems [Line Items]
Swap Differentials Receivable
Option Premiums to Exercise
Forward Contracts and Others		(2,623,106)	(1,624,834)
Trading Derivative And Used As Hedge Assets Total		(2,623,106)	(1,624,834)
Trading Derivative And Used As Hedge Liabilities Total
Option Premiums Launched
Trading Derivative And Used As Hedge Liabilities Forward Contracts And Others		(2,623,106)	(1,624,834)
[custom:TradingDerivativeAndUsedAsHedgeLiabilitiesTotal1-0]		R$ (2,623,106)	R$ (1,624,834)